As filed with the Securities and Exchange Commission on January 16, 2015

1933 Act Registration No. 33-39659

1940 Act Registration No. 811-6292

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     ☒

Pre-Effective Amendment No.        ☐

Post-Effective Amendment No. 54  ☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 54

UBS INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

1285 Avenue of the Americas

New York, New York 10019-6028

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 882-3000

MARK F. KEMPER, ESQ.

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

(Name and Address of Agent for Service)

Copies to:

JACK W. MURPHY, ESQ.

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006-2401

Telephone: (202) 261-3300

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:

☒          Immediately upon filing pursuant to Rule 485(b)

☐            On           pursuant to Rule 485(b)

☐            60 days after filing pursuant to Rule 485(a)(1)

☐            On           pursuant to Rule 485(a)(1)

☐            75 days after filing pursuant to Rule 485(a)(2)

☐            On            pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☐                                    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Class A, C and P Shares of Beneficial Interest of UBS U.S. Allocation Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 54 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 16th day of January, 2015.

UBS INVESTMENT TRUST

By:	/s/ Eric Sanders
Eric Sanders
Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Richard Q. Armstrong	Trustee and Chairman of the Board of Trustees	January 16, 2015
Richard Q. Armstrong*

/s/ Alan S. Bernikow	Trustee	January 16, 2015
Alan S. Bernikow*

/s/ Richard R. Burt	Trustee	January 16, 2015
Richard R. Burt*

/s/ Mark E. Carver	President	January 16, 2015
Mark E. Carver*

/s/ Thomas Disbrow	Vice President and Treasurer	January 16, 2015
Thomas Disbrow

/s/ Meyer Feldberg	Trustee	January 16, 2015
Meyer Feldberg*

/s/ Bernard H. Garil	Trustee	January 16, 2015
Bernard H. Garil*

/s/ Heather R. Higgins	Trustee	January 16, 2015
Heather R. Higgins*

/s/ David Malpass	Trustee	January 16, 2015
David Malpass**

*                                         Signatures affixed by Lisa R. Price pursuant to Powers of Attorney dated November 22, 2010 and incorporated by reference from Post-Effective Amendment No. 31 to the registration statement of PACE Select Advisors Trust, SEC File No. 33-87254, filed November 24, 2010.

**                                  Signatures affixed by Lisa R. Price pursuant to Powers of Attorney dated August 20, 2014 and incorporated by reference from Post- Effective Amendment No. 38 to the registration statement of UBS Money Series, SEC File No. 333-52965, filed August 27, 2014.

UBS INVESTMENT TRUST

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase